Derivative financial instruments - Credit ratings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Derivative financial instrument assets	$ 48.1	$ 29.4
Not rated
Derivative financial instruments
Derivative financial instrument assets	$ 48.1	$ 29.4